Note 22 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($)
$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
Reported Value Measurement [Member]
Other real estate owned		$ 0	$ 0
Impaired loans, net (¹)	[1]	668	2,635
Total assets		668	2,635
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Other real estate owned		0	0
Impaired loans, net (¹)	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Other real estate owned		0	0
Impaired loans, net (¹)	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Other real estate owned		0	0
Impaired loans, net (¹)	[1]	668	2,635
Total assets		$ 668	$ 2,635

[1]	Amount is net of a valuation allowance of $742,000 at December 31, 2020 and $1,136,000 at December 31, 2019 as required by ASC 310, "Receivables."